Summary of Significant Accounting Policies (Summary of Other Comprehensive Loss and Financial Instrument Activity) (Details) (USD $)	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Before Tax Amount
Unrealized losses	$ (20,479)	$ (543,826)	$ (723,525)
Transfer of realized losses to interest expense	950,501	939,285	947,894
Net unrealized losses on interest rate SWAPs	930,022	395,459	224,369
Net gain (loss) arising during period	1,714,890	(508,666)	(689,785)
Amortization of actuarial losses	219,890	200,136	149,604
Amortization of transition obligation	35,972	47,093	47,093
Net defined benefit plans	1,970,752	(261,437)	(493,088)
Other comprehensive income (loss)	2,900,774	134,022	(268,719)
Tax (Expense) or Benefit
Unrealized losses	7,774	206,437	274,652
Transfer of realized losses to interest expense	(360,811)	(356,553)	(359,822)
Net unrealized losses on interest rate SWAPs	(353,037)	(150,116)	(85,170)
Net gain (loss) arising during period	(651,659)	193,294	262,119
Amortization of actuarial losses	(83,558)	(76,052)	(56,850)
Amortization of transition obligation	(13,669)	(17,895)	(17,895)
Net defined benefit plans	(748,886)	99,347	187,374
Other comprehensive income (loss)	(1,101,923)	(50,769)	102,204
Net-of Tax Amount
Unrealized losses	(12,705)	(337,389)	(448,873)
Transfer of realized losses to interest expense	589,690	582,732	588,072
Net unrealized losses on interest rate SWAPs	576,985	245,343	139,199
Net gain (loss) arising during period	1,063,231	(315,372)	(427,666)
Amortization of actuarial losses	136,332	124,084	92,754
Amortization of transition obligation	22,303	29,198	29,198
Net defined benefit plans	1,221,866	(162,090)	(305,714)
Other comprehensive income (loss)	$ 1,798,851	$ 83,253	$ (166,515)